RELATED PARTY TRANSACTIONS (Details)			12 Months Ended
	Oct. 28, 2024 USD ($)	Oct. 28, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2024 CNY (¥)	Jul. 31, 2024 CNY (¥)
RELATED PARTY TRANSACTIONS
Advance from customers			$ 489,784		$ 1,028,318
Payment for construction in progress			2,613,123		1,668,924	$ 1,198,759
Due to related party			2,851,526
Total consideration			$ 4,038,588		452,303
Ahanzhai Development
RELATED PARTY TRANSACTIONS
Percentage of ownership interest			100.00%				100.00%
Caihou Capital (Shenzhen) Group Co., Ltd
RELATED PARTY TRANSACTIONS
Ownership interest acquired (in percent)			25.00%				25.00%	25.00%
Total consideration | ¥								¥ 25,000,000
Payments to acquire investments			$ 1,402,584	¥ 10,000,000
VIE and its subsidiaries
RELATED PARTY TRANSACTIONS
Advance from customers			489,784		1,028,318
Related party
RELATED PARTY TRANSACTIONS
Due to related party			2,140,594				¥ 15,000,000
Related party | Ahanzhai Development
RELATED PARTY TRANSACTIONS
Payment for construction in progress			710,932
Affiliated Entity | VIE and its subsidiaries
RELATED PARTY TRANSACTIONS
Sales to affiliated companies			26,508		0	$ 122,189
Advance from customers			$ 1,601,332		$ 0
Subsequent events | Caihou Capital (Shenzhen) Group Co., Ltd
RELATED PARTY TRANSACTIONS
Payments to acquire investments	$ 710,932	¥ 15,000,000